Credit Risk - Summary of Other Segments by Forbearance Applied (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Forbearance [line items]
- Term extension	£ 476	£ 429
- Interest-only	396	439
- Other payment rescheduling	628	602
Loans forbearance	1,528	1,481
Corporate & Commercial Banking
Disclosure Of Forbearance [line items]
- Term extension	141	66
- Interest-only	175	153
- Other payment rescheduling	180	229
Loans forbearance	£ 496	£ 448
Proportion of portfolio	2.00%	1.80%
Corporate & Commercial Banking | Stage 1
Disclosure Of Forbearance [line items]
Loans forbearance	£ 13	£ 61
Corporate & Commercial Banking | Stage 2
Disclosure Of Forbearance [line items]
Loans forbearance	179	111
Corporate & Commercial Banking | Stage 3
Disclosure Of Forbearance [line items]
Loans forbearance	304	276
Corporate & Investment Banking
Disclosure Of Forbearance [line items]
- Term extension	23	42
- Interest-only	0	0
- Other payment rescheduling	0	15
Loans forbearance	£ 23	£ 57
Proportion of portfolio	0.20%	0.40%
Corporate & Investment Banking | Stage 1
Disclosure Of Forbearance [line items]
Loans forbearance	£ 0	£ 42
Corporate & Investment Banking | Stage 2
Disclosure Of Forbearance [line items]
Loans forbearance	23	0
Corporate & Investment Banking | Stage 3
Disclosure Of Forbearance [line items]
Loans forbearance	0	15
Corporate Centre
Disclosure Of Forbearance [line items]
- Term extension	0	0
- Interest-only	0	0
- Other payment rescheduling	0	0
Loans forbearance	£ 0	£ 0
Proportion of portfolio	0.00%	0.00%
Corporate Centre | Stage 1
Disclosure Of Forbearance [line items]
Loans forbearance	£ 0	£ 0
Corporate Centre | Stage 2
Disclosure Of Forbearance [line items]
Loans forbearance	0	0
Corporate Centre | Stage 3
Disclosure Of Forbearance [line items]
Loans forbearance	£ 0	£ 0